Restricted net assets - Additional Information (Detail)	Mar. 31, 2021
Maximum [Member]
Percentage of annual profit after tax to statutory reserves	50.00%
Percentage of annual profit after tax to general reserves	10.00%
Percentage of restrictions placed on net assets of the Company subsidiaries	25.00%
Minimum [Member]
Percentage of annual profit after tax to statutory reserves	10.00%